Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Disclosure of fair value measurement of financial assets	The following tables provide the details of financial instruments and their associated classifications as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	190,942	190,942	—	235,734	235,734
Financial assets (current and non-current)	325	64,815	65,140	6,497	133,389	139,886
Accounts and other receivable, net (current and non-current)(1)	—	120,940	120,940	—	212,316	212,316
Due from related parties (current and non-current)	—	978	978	—	9,980	9,980
Other assets (current and non-current)(2)	—	53,158	53,158	—	59,905	59,905
Total	325	430,833	431,158	6,497	651,324	657,821
Financial liabilities
Accounts payable and other(3)	—	62,414	62,414	—	81,850	81,850
Other financial liabilities (current and non- current)(4)	24,229	199,108	223,337	203,597	139,738	343,335
Due to related parties (current and non-current)	—	797,432	797,432	—	622,014	622,014
Borrowings (current and non-current)	—	2,464,027	2,464,027	—	2,759,717	2,759,717
Total	24,229	3,522,981	3,547,210	203,597	3,603,319	3,806,916
(1)Excludes tax receivable of $6.5 million as at December 31, 2021 (December 31, 2020 - $10.3 million).
(2)Includes investments in finance leases. Refer to Note 8 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 14 below.
(4)Includes derivative instruments, obligations relating to leases and other financial liabilities. Refer to Note 18 belowThe following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	325	—	—	6,497	—
Total	—	325	—	—	6,497	—
Financial liabilities
Derivative instruments	—	24,229	—	—	203,597	—
Total	—	24,229	—	—	203,597	—

Disclosure of fair value measurement of financial liabilities	The following tables provide the details of financial instruments and their associated classifications as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	190,942	190,942	—	235,734	235,734
Financial assets (current and non-current)	325	64,815	65,140	6,497	133,389	139,886
Accounts and other receivable, net (current and non-current)(1)	—	120,940	120,940	—	212,316	212,316
Due from related parties (current and non-current)	—	978	978	—	9,980	9,980
Other assets (current and non-current)(2)	—	53,158	53,158	—	59,905	59,905
Total	325	430,833	431,158	6,497	651,324	657,821
Financial liabilities
Accounts payable and other(3)	—	62,414	62,414	—	81,850	81,850
Other financial liabilities (current and non- current)(4)	24,229	199,108	223,337	203,597	139,738	343,335
Due to related parties (current and non-current)	—	797,432	797,432	—	622,014	622,014
Borrowings (current and non-current)	—	2,464,027	2,464,027	—	2,759,717	2,759,717
Total	24,229	3,522,981	3,547,210	203,597	3,603,319	3,806,916
(1)Excludes tax receivable of $6.5 million as at December 31, 2021 (December 31, 2020 - $10.3 million).
(2)Includes investments in finance leases. Refer to Note 8 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 14 below.
(4)Includes derivative instruments, obligations relating to leases and other financial liabilities. Refer to Note 18 belowThe following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	325	—	—	6,497	—
Total	—	325	—	—	6,497	—
Financial liabilities
Derivative instruments	—	24,229	—	—	203,597	—
Total	—	24,229	—	—	203,597	—

Summary of valuation techniques and key inputs used in fair value measurement, assets	The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value		Valuation Techniques and Key Inputs
	December 31, 2021	December 31, 2020
	$	$
Derivative instruments	(23,904)	(197,100)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Voyageur Spirit	FPSO	2 - 13	2.50 - 3.00	9.01	1.0
Q4 2021	Piranema Spirit	FPSO	1 - 13.5	2.50 - 3.00	9.01	0.3
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86	2.0
Q1 2020	ALP Forward	Towage	13	3.00	10.50	0.3
Q1 2020	ALP Winger	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ippon	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50	0.2
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13	1.2
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13	1.0
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13	15.4
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25	0.2
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25	0.4
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60	2.3
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60	4.3
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00	4.7
Q2 2019	Petrojarl Varg	FPSO	13	1.00 - 2.50	10.00	7.1
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00	0.7
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurement of the principle asset within the Itajai Joint Venture:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Cidade de Itajai	FPSO	6.1 - 11.1	1.50 -14.50	9.01	2.0
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking
Summary of valuation techniques and key inputs used in fair value measurement, liabilities	The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value		Valuation Techniques and Key Inputs
	December 31, 2021	December 31, 2020
	$	$
Derivative instruments	(23,904)	(197,100)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.